Shareholder Report, Line Graph (Details) - USD ($)								3 Months Ended				12 Months Ended		15 Months Ended				24 Months Ended		27 Months Ended				36 Months Ended		39 Months Ended				48 Months Ended		51 Months Ended				60 Months Ended		63 Months Ended				72 Months Ended		75 Months Ended				84 Months Ended		87 Months Ended				96 Months Ended		99 Months Ended				108 Months Ended		111 Months Ended				120 Months Ended
		Feb. 03, 2017	[1]	Feb. 01, 2017	[2]	Apr. 30, 2016		Apr. 30, 2017		Apr. 30, 2017		Apr. 30, 2017		Apr. 30, 2018		Apr. 30, 2018		Apr. 30, 2018		Apr. 30, 2019		Apr. 30, 2019		Apr. 30, 2019		Apr. 30, 2020		Apr. 30, 2020		Apr. 30, 2020		Apr. 30, 2021		Apr. 30, 2021		Apr. 30, 2021		Apr. 30, 2022		Apr. 30, 2022		Apr. 30, 2022		Apr. 30, 2023		Apr. 30, 2023		Apr. 30, 2023		Apr. 30, 2024		Apr. 30, 2024		Apr. 30, 2024		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2025		Apr. 30, 2026		Apr. 30, 2026		Apr. 30, 2026
Applied Finance Dividend Fund - Institutional Class
Account Value [Line Items]
Accumulated Value						$ 10,000						$ 12,587						$ 14,739						$ 15,498						$ 13,733						$ 21,141						$ 21,575						$ 21,607						$ 24,547						$ 25,773						$ 31,050
Applied Finance Dividend Fund - Investor Class
Account Value [Line Items]
Accumulated Value						10,000						12,553						14,661						15,378						13,604						20,869						21,245						21,238						24,060						25,192						28,880
Applied Finance Explorer Fund - Institutional Class
Account Value [Line Items]
Accumulated Value						10,000						11,953						13,587						13,679						11,508						22,010						22,999						22,086						27,070						27,295						35,592
Applied Finance Explorer Fund - Investor Class
Account Value [Line Items]
Accumulated Value						10,000						11,922						13,512						13,564						11,380						21,720						22,676						21,740						26,583						26,728						34,766
Applied Finance Select Fund - Institutional Class
Account Value [Line Items]
Accumulated Value		$ 10,000						$ 10,279								$ 11,992				$ 13,193								$ 12,621				$ 19,651								$ 20,009				$ 20,130								$ 23,715				$ 23,731						$ 28,368
Applied Finance Select Fund - Investor Class
Account Value [Line Items]
Accumulated Value				$ 10,000						$ 10,300				$ 11,985								$ 13,159				$ 12,562								$ 19,508				$ 19,810								$ 19,884				$ 23,356								$ 23,318						$ 29,092
Morningstar US Market Total Return Index
Account Value [Line Items]
Accumulated Value		10,000	[3]	10,000	[4]	10,000	[5]	10,401	[3]	10,490	[4]	11,840	[5]	11,871	[4]	11,770	[3]	13,398	[5]	13,301	[3]	13,416	[4]	15,142	[5]	13,341	[4]	13,227	[3]	15,057	[5]	19,848	[3]	20,019	[4]	22,594	[5]	19,433	[4]	19,266	[3]	21,933	[5]	19,569	[3]	19,738	[4]	22,277	[5]	24,246	[4]	24,039	[3]	27,366	[5]	26,807	[3]	27,038	[4]	30,517	[5]	35,107	[3]	35,409	[4]	39,965	[5]
Morningstar US Large Mid Value Total Return Index
Account Value [Line Items]
Accumulated Value		$ 10,000	[3]	$ 10,000	[4]	10,000	[5]	$ 10,028	[3]	$ 10,147	[4]	11,596	[5]	$ 11,076	[4]	$ 10,946	[3]	12,657	[5]	$ 11,936	[3]	$ 12,077	[4]	13,802	[5]	$ 10,708	[4]	$ 10,583	[3]	12,237	[5]	$ 14,838	[3]	$ 15,013	[4]	17,157	[5]	$ 15,830	[4]	$ 15,646	[3]	18,091	[5]	$ 16,231	[3]	$ 16,423	[4]	18,768	[5]	$ 18,724	[4]	$ 18,505	[3]	21,397	[5]	$ 20,475	[3]	$ 20,717	[4]	23,675	[5]	$ 25,274	[3]	$ 25,573	[4]	29,224	[5]
Morningstar US Small Total Return Index
Account Value [Line Items]
Accumulated Value	[6]					$ 10,000						$ 12,117						$ 13,264						$ 14,107						$ 11,638						$ 20,081						$ 17,226						$ 16,989						$ 19,511						$ 20,085						$ 26,468

[1]	Inception
[2]	Inception
[3]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[4]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[5]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.
[6]	The Fund is not sponsored, endorsed, sold or promoted by Morningstar, Inc. or any of its affiliates (all such entities, collectively, “Morningstar Entities”). The Morningstar Entities make no representation or warranty, express or implied, to the owners of the Fund or any member of the public regarding the advisability of investing in equities generally or in the Fund in particular or the ability of the Morningstar Indexes to track general equity market performance.